RULE 497 DOCUMENT

The interactive data file included as an exhibit to this filing relates to the supplement for VanEck Vectors® Poland ETF that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 5, 2019 (Accession No. 0000930413-19-000847), which is incorporated herein by reference.